Cover	Jun. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Entity File Number	000-55726
Entity Registrant Name	The Crypto Company
Entity Central Index Key	0001688126
Entity Tax Identification Number	46-4212105
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	23823 Malibu Road, #50477
Entity Address, City or Town	Malibu
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90265
City Area Code	(424)
Local Phone Number	228-9955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false